Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of time deposits by maturities
2013	$ 34,180
2014	18,298
2015	5,045
2016	4,588
2017	63
Total deposits	$ 367,069	$ 340,664